Schedule of Fixed Asset Depreciation Rate (Details)	12 Months Ended
Jun. 30, 2022
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Depreciation rate, description	Remaining lease term
Office equipment [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Depreciation rate	10.00%
Office equipment [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Depreciation rate	25.00%
Other Equipment [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Depreciation rate	20.00%